Finance income and costs	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Income [Abstract]
Finance income and costs

37 Finance income and costs

Finance income is analysed as follows:

	2023	2022	2021
Interest income from financial institutions	711	29	39
Other interest income	230	839	186
Total	941	868	225

The amount of finance income collected in 2023, 2022 and 2021 was, respectively, 941, 868 and 225.

Finance costs are analysed as follows:

	2023	2022	2021
Interest expenses due to financial institutions	3,346	2,564	1,857
Interests expenses related to lease liabilities	3,090	2,877	2,584
Other interest expenses	675	1,033	276
Financial institution commissions	2,156	2,067	2,069
Total	9,267	8,541	6,786